Capital Management - Summary of Disclosure Of Detailed Information About Management Capital Explanatory (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Equity	$ 455,417	$ 461,348	$ 119,252
Convertible debentures (Note 9)	80,021	72,011
Equity And Convertible Debentures	535,438	533,359
Less: Cash	(134,447)	(201,804)	$ (74,022)
Management Capital	$ 400,991	$ 331,555